Cover	Jun. 23, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 23, 2026
Entity Registrant Name	Carnival Corporation Ltd.
Entity Incorporation, State or Country Code	D0
Entity File Number	001-9610
Entity Tax Identification Number	59-1562976
Entity Address, Address Line One	3655 N.W. 87th Avenue
Entity Address, City or Town	Miami,
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33178-2428
City Area Code	(305)
Local Phone Number	599-2600
Entity Information, Former Legal or Registered Name	Carnival Corporation
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares ($0.01 par value)
Trading Symbol	CCL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000815097